Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Emerging Markets Small Cap Fund
Issuer	Future Supply Chain Solutions Ltd
Ticker/Sedol	FUTE.NS / BD6G4R7
Principal Amount (US$)	$100,974,542
Principal Amount (Foreign$)	6,496,954,480
Amount Purchased (US$)	$8,896
Amount Purchased (Foreign$)	572,368
Trade Date	12/14/2017
Price (US$)	$10.32
Price-Foreign	664.00
Underwriter	Edelweiss Securities Limited
Other Syndicate Members:	CITIC CLSA Securities, Nomura, IDFC Securities Limited, IIFL Holdings Limited, Yes Securities (India) Limited, Link Intime India Private Limited, Sharekhan Limited
Underwriting Spread	0%
Currency	INR

Fund	Global Small Cap Fund
Issuer	Playags Inc
Ticker/Sedol	AGS
Principal Amount (US$)	$91,375,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$42,549
Amount Purchased (Foreign$)	N/A
Trade Date	5/10/2018
Price (US$)	$21.50
Price-Foreign	N/A
Underwriter	Deutsche Bank
Other Syndicate Members:
Credit Suisse, Jefferies LLC, Bank of America Merrill, Nomura Securities, Macquarie Securities, Citigroup Capital Markets, SunTrust Robinson Humphrey, Apollo Global Management, Roth Capital Partners, Stiffel Nicholas Capital, Union Gaming Group, Williams Capital Group LP

Underwriting Spread	4.75%
Currency	USD